Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Description of Business [Abstract]
Schedule of Fincancial Statements	As of June 30, 2024, the consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.
Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Sunoro Holdings Limited (“Sunoro Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”)*	Beijing, China	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”)	Xinyi, China	100%
REIT Q GREEN Machines Private Ltd (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”)	Ordos, China	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd.	Datong, China	100%
REIT Technology Development Co., Ltd (“REIT Technology”)	Haikou, China	100%
Hainan REIT Mingde Investment Holding Co., Ltd. (“REIT Mingde”)	Haikou, China	100%
Hainan Fangyuyuan United Logistics Co., Ltd. (“Hainan Fangyuyuan”)*	Haikou, China	90%
Hainan Kunneng Direct Supply Chain Management Co., Ltd.	Haikou, China	51%
Hainan Yile IoT Technology Co., Ltd. (“Hainan Yile IoT”)	Haikou, China	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”)	Haikou, China	90%
Honghe Reit Ecological Technology Co., Ltd. (“Honghe REIT”)	Yunnan, China	100%
Inner Mongolia GuoRui Daojing Information Technology Co., Ltd.	Ordos, China	51%
Sunoro Hengda (Beijing) Technology Co., Ltd.	Beijing, China	100%
Inner Mongolia Reit Echological Environment Management Co., Ltd. (“Mongolia Reit”)	Ordos, China	100%
Senrui Bochuang (Beijing) Technology Co., LTD	Beijing, China	100%